UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2009

Item 1. Schedule of Investments.

The Osterweis Fund
SCHEDULE OF INVESTMENTS at December 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS: 66.1%
	Aerospace & Defense: 1.6%
583,780	DigitalGlobe, Inc.*	$14,127,476
	Beverages: 2.6%
336,075	Diageo Plc - ADR	23,326,966
	Chemicals: 5.7%
327,610	Bayer AG - ADR	26,143,278
223,090	FMC Corp.	12,439,498
491,298	Nalco Holding Company	12,533,012
		51,115,788
	Commercial Services & Supplies: 5.5%
488,925	Avery Dennison Corp.	17,840,873
236,280	Copart, Inc.*	8,654,936
801,587	Republic Services, Inc.	22,692,928
		49,188,737
	Containers & Packaging: 2.4%
855,870	Crown Holdings, Inc.*	21,893,155
	Diversified Consumer Services: 2.1%
318,340	Apollo Group, Inc.*	19,285,037
	Diversified Telecommunication Service: 2.0%
640,180	AT&T, Inc.	17,944,245
	Electric Utilities: 1.6%
1,147,000	NV Energy, Inc.	14,199,860
	Electronic Equipment, Instruments & Components: 2.8%
804,780	Agilent Technologies, Inc.*	25,004,515
	Food & Staples Retailing: 2.9%
1,252,505	Safeway, Inc.	26,665,831
	Food Products: 5.1%
518,790	Nestle SA1	25,175,947
631,880	Unilever NV - ADR	20,428,680
		45,604,627
	Gas Utilities: 1.4%
298,430	Questar Corp.	12,405,735
	Health Care Equipment & Supplies: 5.6%
388,440	Gen-Probe, Inc.*	16,664,076
603,135	Medtronic, Inc.	26,525,877
132,210	Teleflex, Inc.	7,124,797
		50,314,750
	Health Care Providers & Services: 4.2%
1,225,400	HealthSouth Corp.*	23,000,758
194,680	Laboratory Corp. of America Holdings*	14,569,851
		37,570,609
	Hotels, Restaurants & Leisure: 0.4%
553,150	Carrols Restaurant Group Inc.*	3,910,770
	Insurance: 1.0%
179,515	Transatlantic Holdings, Inc.	9,354,527
	Internet Software & Services: 3.9%
940,640	VeriSign, Inc.*	22,801,114
696,245	Websense, Inc.*	12,156,438
		34,957,552
	IT Services: 1.0%
566,225	Redecard SA1	9,431,663
	Life Sciences Tools & Services: 1.4%
201,110	Waters Corp.*	12,460,776
	Media: 1.3%
366,500	The Mcgraw-Hill Companies, Inc.	12,281,415
	Multi-Utilities & Unregulated Power: 1.9%
304,990	Sempra Energy	17,073,340
	Oil & Gas: 1.5%
161,780	Occidental Petroleum Corp.	13,160,803
	Pharmaceuticals: 4.3%
315,860	Johnson & Johnson	20,344,543
596,445	Valeant Pharmaceuticals International*	18,960,986
		39,305,529
	Special Purpose Acquisition Corporations: 1.2%
1,124,350	Trian Acquisition I Corp.*	11,063,604
	Water Utilities: 2.7%
1,073,255	American Water Works Co., Inc.	24,051,645

	TOTAL COMMON STOCKS
	(Cost $490,682,261)	595,698,955

	PARTNERSHIPS AND TRUSTS: 5.1%
499,060	Energy Transer Equity L.P.	15,261,255
530,450	Enterprise Products Partners L.P	16,661,434
316,787	Magellan Midstream Holdings, L.P	13,726,381
		45,649,070
	TOTAL PARTNERSHIPS AND TRUSTS
	(Cost $37,670,313)	45,649,070

Principal
Amount		Value
	CONVERTIBLE BONDS: 4.7%
	Health Care Equipment & Supplies: 2.0%
	Integra Lifesciences Holdings Corp.
5,350,000	2.750%, 06/01/20102	$5,309,875
	Wilson Greatbatch Technologies
13,099,000	2.250%, 06/15/2013	12,902,515
		18,212,390
	Media: 0.9%
	Regal Entertainment Group
8,075,000	6.250%, 03/15/20112	8,186,031
	Software: 1.0%
	Cadence Design System, Inc.
9,640,000	1.375%, 12/15/2011	9,025,450
	Trading Companies & Distributors: 0.5%
	Wesco International, Inc.
4,227,000	2.625%, 10/15/2025	4,195,298
289,000	6.000%, 09/15/2029	354,025
		4,549,323
	Wireless Telecommunication Services: 0.3%
	NII Holdings, Inc.
2,800,000	2.750%, 08/15/2025	2,803,500

	TOTAL CONVERTIBLE BONDS
	(Cost $40,384,490)	42,776,694

	CORPORATE BONDS: 7.0%
	Aerospace & Defense: 0.5%
	DigitalGlobe, Inc.
4,000,000	10.500%, 05/01/20142	4,300,000
	Consumer Finance: 3.8%
	Qwest Capital Funding, Inc.
23,250,000	7.900%, 08/15/2010	23,831,250
	SLM Corp.
3,000,000	4.000%, 01/15/2010	2,999,841
7,000,000	4.500%, 07/26/2010	6,975,871
		33,806,962
	Deep Sea Transportation: 0.3%
	Royal Caribbean Cruises Ltd.
3,000,000	8.000%, 05/15/2010	3,067,500
	Motor Vehicle Parts & Accessories: 1.1%
	Stoneridge, Inc.
10,000,000	11.500%, 05/01/2012	10,050,000
	Retail: 0.7%
	J.C. Penney Corp, Inc.
6,474,000	8.000%, 03/01/2010	6,554,925
	Road & Rail: 0.6%
	Hertz Corp.
5,000,000	6.350%, 06/15/2010	5,012,500

	TOTAL CORPORATE BONDS
	(Cost $62,222,975)	62,791,887

Shares
	WARRANTS: 0.0%
1,124,350	Trian Acquisition I Corp.
	Expires 1/23/13 at $7.00*	—
	TOTAL WARRANTS
	(Cost $1,124,350)	—

	SHORT TERM INVESTMENT: 16.6%
149,374,683	Federated U.S.Treasury Cash Reserves - Institutional , 0.008%3	149,374,683
	TOTAL SHORT TERM INVESTMENT
	(Cost $149,374,683)	149,374,683

	TOTAL INVESTMENTS IN SECURITIES: 99.5%
	(Cost $781,459,072)	896,291,289
	Other Assets in Excess of Liabilities: 0.5%	4,419,190
	TOTAL NET ASSETS: 100.0%	$900,710,479

ADR	American Depository Receipt.
*	Non-income producing security.
1	Foreign issued security.
2	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At
December 31, 2009, the value of these securities amounted to $17,795,906 or 2.0% of net assets.
3	Seven-day yield

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows+:

Cost of investments	$778,094,861
Gross unrealized appreciation	123,134,831
Gross unrealized depreciation	(4,938,403)
Net unrealized appreciation	$118,196,428

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at December 31, 2009 (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2009.

	Level 1		Level 2		Level 3
Common Stock		$595,698,955	$	---	$	---

Partnerships & Trusts		$45,649,070	$	---	$	---

Warrants	$	---	$	---	$	---

Convertible Bonds	$	---		$42,776,694	$	---

Corporate Bonds	$	---		$62,791,887	$	---

Short-Term Investments		$149,374,683	$	---	$	---

Total Investments in Securities		$790,722,708		$105,568,581	$	---

The Osterweis Strategic Income Fund
SCHEDULE OF INVESTMENTS at December 31, 2009 (Unaudited)

Principal
Amount		Value
	BONDS: 79.1%
	CONVERTIBLE BONDS: 31.0%
	Aerospace & Defense: 0.9%
	Gencorp, Inc.
5,500,000	4.063%, 12/31/20392	$5,644,375
	Automobiles: 0.4%
	Ford Motor Company
2,000,000	4.250%, 11/15/2016	2,517,500
	Beverages: 1.6%
	Central European Distribution Corp.
11,500,000	3.000%, 03/15/2013	9,818,125
	Building Products: 0.8%
	Griffon Corp.
4,500,000	4.000%, 01/15/20172	4,764,375
	Chemicals: 1.3%
	LSB Industries, Inc.
8,050,000	5.500%, 07/01/2012	7,919,187
	Communications Equipment: 0.3%
	CommScope, Inc.
1,500,000	3.250%, 07/01/2015	1,783,125
	Computers & Peripherals: 0.7%
	Sandisk Corp.
5,250,000	1.000%, 05/15/2013	4,403,438
	Deep Sea Transportation: 0.6%
	Dryships Inc.
3,500,000	5.000%, 12/01/2014	3,587,500
	Diversified Consumer Services: 1.4%
	Regis Corp.
1,250,000	5.000%, 07/15/2014	1,546,875
	Stewart Enterprises, Inc.
8,305,000	3.125%, 07/15/2014	6,924,294
		8,471,169
	Electronic Equipment, Instruments & Components: 2.8%
	L-1 Identity Solutions, Inc.
13,585,000	3.750%, 05/15/2027	12,311,406
	Richardson Electronics Ltd.
3,180,000	8.000%, 06/15/2011	3,195,900
1,686,000	7.750%, 12/15/2011	1,626,990
		17,134,296
	Health Care Equipment & Supplies: 2.7%
	Hologic, Inc.
2,750,000	2.000%, 12/15/2037	2,361,562
	Integra LifeSciences Holdings Corp.
7,324,000	2.750%, 06/01/20102	7,269,070
7,500,000	2.375%, 06/01/20122	6,993,750
		16,624,382
	Internet Software & Services: 2.4%
	Savvis, Inc.
16,006,000	3.000%, 05/15/2012	14,645,490
	Leisure Equipment & Products: 1.9%
	Smith & Wesson Holding Corp.
12,500,000	4.000%, 12/15/2026	11,656,250
	Media: 3.4%
	Lions Gate Entertainment Corp.
3,350,000	2.938%, 10/15/2024	3,224,375
10,000,000	10.250%, 11/01/20162	9,962,500
	Regal Entertainment Group
7,625,000	6.250%, 03/15/20112	7,729,844
		20,916,719
	Merchant Wholesalers: 0.9%
	SUPERVALU, Inc.
15,511,000	Zero Coupon, 11/02/2031	5,273,740
	Oil, Gas & Consumable Fuels: 0.4%
	Barrett Bill Corp.
1,750,000	5.000%, 03/15/2028	1,693,125
	Rentech, Inc.
1,100,000	4.000%, 04/15/2013	775,500
		2,468,625
	Professional Services: 2.0%
	School Specialty, Inc.
12,756,000	3.750%, 08/01/2023	12,580,605
	Software: 4.2%
	Cadence Design System, Inc.
13,500,000	1.375%, 12/15/2011	12,639,375
	Mentor Graphics Corp.
9,789,000	1.928%, 08/06/20231	9,328,917
4,000,000	6.250%, 03/01/2026	3,935,000
		25,903,292
	Specialty Retail: 1.3%
	Charming Shoppes, Inc.
10,482,000	1.125%, 05/01/2014	7,861,500
	Trading Companies & Distributors: 1.0%
	United Rentals, Inc.
1,000,000	4.000%, 11/15/2015	1,110,000
	Wesco International, Inc.
3,422,000	2.625%, 10/15/2025	3,396,335
1,370,000	6.000%, 09/15/2029	1,678,250
		6,184,585
	TOTAL CONVERTIBLE BONDS
	(Cost $176,477,851)	190,158,278

	CORPORATE BONDS: 48.1%
	Aerospace & Defense: 2.2%
	DigitalGlobe, Inc.
12,305,000	10.500%, 05/01/20142	13,227,875
	Bituminous Coal & Lignite Surface Mining: 2.1%
	Arch Western Finance LLC
9,680,000	6.750%, 07/01/2013	9,655,800
	Cloud Peak Energy, Inc.
3,000,000	8.250%, 12/15/20172	3,015,000
		12,670,800
	Cement & Concrete Product Manufacturing: 0.3%
	Cemex Finance LLC
2,000,000	9.500%, 12/14/20162	2,105,000
	Clothing Stores: 1.3%
	Geokinetics Holdings, Inc.
8,000,000	9.750%, 12/15/20142	7,900,000
	Consumer Finance: 4.3%
	Discover Financial Services, Inc.
5,000,000	0.784%, 06/11/20101	4,957,095
	Qwest Capital Funding, Inc.
14,500,000	7.900%, 08/15/2010	14,862,500
	SLM Corp.
1,764,000	0.000%, 02/01/20101	1,767,722
1,708,000	4.500%, 07/26/2010	1,702,112
1,000,000	5.450%, 04/25/2011	997,530
1,800,000	5.400%, 10/25/2011	1,799,174
		26,086,133
	Consumer Services & Supplies: 1.2%
	Geoeye, Inc.
7,000,000	9.625%, 10/01/20152	7,236,250

	Deep Sea Transportation: 2.0%
	Royal Caribbean Cruises Ltd.
9,500,000	8.750%, 02/02/2011	9,986,875
1,750,000	11.875%, 07/15/2015	2,032,188
		12,019,063
	Diversified Financial Services: 0.8%
	CEDC Financial Corp. International, Inc.
5,000,000	9.125%, 12/01/20162	5,175,000
	Electrical Equipment: 1.1%
	Coleman Cable, Inc.
6,425,000	9.875%, 10/01/2012	6,473,187
	Food & Beverage Stores: 2.3%
	Susser Holdings LLC
13,592,000	10.625%, 12/15/2013	14,237,620
	Food Services: 1.1%
	Carrols Corp.
6,540,000	9.000%, 01/15/2013	6,670,800
	Funeral Services: 0.2%
	Stonemor Operations LLC
1,500,000	10.250%, 12/01/20172	1,533,750
	Health Care Providers & Services: 0.5%
	HCA, Inc.
2,750,000	7.875%, 02/01/2011	2,842,812
	Household Durables: 1.3%
	Mohawk Industries, Inc.
7,600,000	6.500%, 01/15/20111	7,828,000
	Independent Power Producers & Energy Traders: 0.3%
	NRG Energy, Inc.
2,000,000	8.500%, 06/15/2019	2,060,000
	Industrial Conglomerates: 0.5%
	Otter Tail Corp.
3,000,000	9.000%, 12/15/2016	3,075,000
	Machinery: 0.2%
	Manitowoc, Inc.
1,600,000	7.125%, 11/01/2013	1,512,000
	Media: 1.6%
	Interpublic Group, Inc.
9,000,000	10.000%, 07/15/2017	10,035,000
	Medical Equipment Rental & Leasing: 0.4%
	Universal Hospital Services, Inc.
2,200,000	10.125%, 11/01/2011	2,191,750
	Motor Vehicle Parts & Accessories: 1.7%
	Stoneridge, Inc.
10,635,000	11.500%, 05/01/2012	10,688,175
	Multiline Retail: 2.1%
	Saks, Inc.
8,600,000	7.500%, 12/01/2010	8,621,500
4,100,000	9.875%, 10/01/2011	4,310,125
		12,931,625
	Oil, Gas & Consumable Fuels: 0.6%
	Calfrac Holdings LP
3,000,000	7.750%, 02/02/20152	2,925,000
	Sandridge Energy, Inc.
1,000,000	8.750%, 01/15/20202	1,005,000
		3,930,000
	Personal Products: 1.4%
	Elizabeth Arden, Inc.
8,411,000	7.750%, 01/15/2014	8,326,890
	Rental & Leasing Services: 1.4%
	United Rentals North America, Inc.
4,000,000	10.875%, 06/15/2016	4,370,000
4,000,000	9.250%, 12/15/2019	4,150,000
		8,520,000
	Retail: 2.2%
	J.C. Penney Corp, Inc.
11,234,000	8.000%, 03/01/2010	11,374,425
	Toys 'R' Us Property Co. II, LLC
2,000,000	8.500%, 12/01/20172	2,045,000
		13,419,425
	Road & Rail: 2.3%
	Hertz Corp.
2,263,000	7.400%, 03/01/2011	2,302,603
4,788,000	7.625%, 06/01/2012	4,835,880
	Rental Service Corp.
7,000,000	9.500%, 12/01/2014	7,043,750
		14,182,233
	Semiconductor Manufacturing: 1.9%
	STATS ChipPAC Ltd.
11,500,000	6.750%, 11/15/2011	11,600,625
	Software: 0.2%
	Pegasus Gaming Corp.
3,000,000	10.500%, 04/15/20152	1,038,750
	Telecommunications: 5.0%
	Cincinnati Bell, Inc.
3,000,000	8.250%, 10/15/2017	3,060,000
	Millicom International Cellular S.A.
15,525,000	10.000%, 12/01/2013	16,146,000
	NII Capital Corp.
10,000,000	8.875%, 12/15/20192	9,787,500
	Qwest Communications International, Inc.
2,000,000	8.000%, 10/01/20152	2,065,000
		31,058,500
	Textiles, Apparel & Luxury Goods: 2.9%
	Brown Shoe, Inc.
11,735,000	8.750%, 05/01/2012	12,013,706
	Warnaco, Inc.
5,750,000	8.875%, 06/15/2013	5,915,313
		17,929,019
	Tobacco: 0.6%
	Alliance One International, Inc.
2,260,000	10.000%, 07/15/20162	2,384,300
1,500,000	10.000%, 07/15/2016	1,582,500
		3,966,800
	Trading Companies & Distributors: 2.1%
	H & E Equipment Services, Inc.
2,080,000	8.375%, 07/15/2016	2,093,000
	Interline Brands, Inc.
5,000,000	8.125%, 06/15/2014	5,050,000
	Wesco International, Inc.
5,900,000	7.500%, 10/15/2017	5,796,750
		12,939,750

	TOTAL CORPORATE BONDS
	(Cost $283,498,175)	295,411,832

	TOTAL BONDS
	(Cost $459,976,026)	485,570,110

	SHORT TERM INVESTMENT: 11.8%
72,030,697	Federated U.S. Treasury Cash Reserves - Institutional. 0.008%3	72,030,697

	TOTAL SHORT TERM INVESTMENT
	(Cost $72,030,697)	72,030,697

	Total Investments in Securities: 90.9%
	(Cost $532,006,723)	557,600,807
	Other Assets in Excess of Liabilities: 9.1%	56,074,496
	TOTAL NET ASSETS: 100.0%	$613,675,303

1	Variable Rate.
2	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At
December 31, 2009, the value of these securities amounted to $103,807,339 or 16.9% of net assets.
3	Seven-day yield.

The cost basis of investments for federal income tax purposes at December 31, 2009 was as follows+:

Cost of investments	$533,041,932
Gross unrealized appreciation	27,813,230
Gross unrealized depreciation	(3,254,355)
Net unrealized appreciation	$24,558,875

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Disclosure at December 31, 2009 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2009.

	Level 1		Level 2		Level 3
Convertible Bonds	$	---		$190,158,278	$	---

Corporate Bonds	$	---		$295,411,832	$	---

Short-Term Investments		$72,030,697	$	---	$	---

Total Investments in Securities		$72,030,697		$485,570,110	$	---

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date   February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Robert M. Slotky
Robert M. Slotky, President

Date   February 23, 2010

By (Signature and Title)*   /s/Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date   February 25, 2010

* Print the name and title of each signing officer under his or her signature.